Share capital (Narrative) (Details) - USD ($)	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
Disclosure of classes of share capital [line items]
Private placements of shares for cash	$ 509,939	$ 181,997	$ 840,564
Private placements of shares for cash (Shares)	9,864,500	5,012,450	17,573,429
Shares issued on settlement of accounts payable	$ 0	$ 22,460	$ 0
Shares issued on settlement of accounts payable (Shares)	0	413,674	0
Special redeemable voting preference shares [Member]
Disclosure of classes of share capital [line items]
Number of shares authorized	2,000,000